Fair Value of Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Option, Quantitative Disclosures [Line Items]
Notional amount	$ 321.4	$ 274.0
Other Accounts Receivable
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of foreign currency forward contracts, assets	0.2	0.3
Accrued Expenses
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of foreign currency forward contracts, liabilities		0.8
Other income (expenses), net
Fair Value, Option, Quantitative Disclosures [Line Items]
Recognized gains (losses) of foreign currency forward contracts	(1.1)	5.1	1.0
Other, net
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in the fair value of foreign currency forward contracts	1.1	(5.1)	(1.0)
Cash settlements	$ (1.8)	$ 4.8	$ (3.0)